Other payables (Tables)	9 Months Ended
Sep. 30, 2022
Other payables
Schedule of other payables

	As at
	September 30,	December 31,
(in EUR 000)	2022	2021
Holiday pay accrual	551	493
Salary	794	870
Accrued expenses	3,007	1,485
Foreign currency option - current	3,132	654
Other	408	131
Total other payables	7,892	3,633